Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,423,200
Previously Paid Amount	0.00
Total Fee Amount	1,853.74
Total Offset Amount	0.00
Net Fee	1,853.74
Narrative - Max Aggregate Offering Price	$ 13,423,200
Final Prospectus	true